LONGTERM DEBT (Details) - USD ($)	Jul. 04, 2021	Jan. 03, 2021	Dec. 29, 2019
Notes payable to bank	$ 3,267,811	$ 3,238,494	$ 3,558,082
Less - unamortized debt issuance costs	(49,699)	(54,205)	(59,381)
Current maturities	(174,350)	(245,306)	(277,666)
Total	3,043,762	2,938,983	3,221,035
Long Term Debts [Member]
Total	0	2,884,650
Long Term Debts [Member] | October 30, 2015 [Member]
Total		670,334	699,311
Long Term Debts [Member] | November 16, 2015 [Member]
Total		1,447,439	1,509,435
Long Term Debts [Member] | October 10, 2015 [Member]
Total		397,655	414,562
Long Term Debts [Member] | March 11, 2016 [Member]
Total		369,222	384,208
Long Term Debts [Member] | April 29, 2020 [Member]
Total		27,500	0
Long Term Debts [Member] | November 10, 2016 [Member]
Total		141,125	151,234
Long Term Debts [Member] | December 28, 2018 [Member]
Total		185,219	192,068
Long Term Debts [Member] | December 26, 2017 [Member] | Shareholders [Member]
Unsecured notes payable		0	$ 207,264
Long Term Debts One [Member]
Total	3,107,100	0
Long Term Debts Two [Member]
Total	0	185,219
Long Term Debts Three [Member]
Total	135,961	141,125
Long Term Debts Four [Member]
Total	$ 24,750	$ 27,500